Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available for sale:
Fair value, less than 12 months	$ 3,037,188	$ 1,462,232
Unrealized losses, less than 12 Months	(53,060)	(9,339)
Fair value, 12 months or more	423,733	757
Unrealized losses, 12 Months or More	(5,177)	(14)
Fair value, Total	3,460,921	1,462,989
Unrealized losses, Total	(58,237)	(9,353)
Residential Mortgage Backed Securities [Member]
Available for sale:
Fair value, less than 12 months	3,037,188	1,462,232
Unrealized losses, less than 12 Months	(53,060)	(9,339)
Fair value, 12 months or more	423,733
Unrealized losses, 12 Months or More	(5,177)
Fair value, Total	3,460,921	1,462,232
Unrealized losses, Total	$ (58,237)	(9,339)
States and Political Subdivisions Debt Securities [Member]
Available for sale:
Fair value, 12 months or more		757
Unrealized losses, 12 Months or More		(14)
Fair value, Total		757
Unrealized losses, Total		$ (14)